Earnings per Share (Schedule of (Loss)/Income Allocated to Holders of Ordinary Shareholders) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Earnings per share [abstract]
Profit for the year attributable to Kenon’s shareholders	$ 312,652	$ 930,273	$ 507,106
Profit for the year from discontinued operations (after tax) attributable to Kenon’s shareholders	0	0	8,476
Profit for the year from continuing operations attributable to Kenon’s shareholders	$ 312,652	$ 930,273	$ 498,630